Pension and Postretirement Expense Level 4 (Details) - U.S. Pension Plan Investments Measured at Fair Value - United States Pension Plans of US Entity, Defined Benefit [Member] - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Large Cap Equity Funds	$ 38	$ 36
Small mid Cap Equity Funds	5	6
Other International Equity	25	27
Debt Securities Fixed Income	114	133
Cash, Money Market and Other	3	2
Pension Benefits Fair Value of Plan Assets of Underfunded Plans	210	230
Fair value of plan assets at end of year subtotal	185	204
Other funds	25	26
Fair Value, Inputs, Level 1 [Member]
Large Cap Equity Funds	0	0
Small mid Cap Equity Funds	0	0
Other International Equity	0	0
Debt Securities Fixed Income	0	0
Cash, Money Market and Other	0	0
Pension Benefits Fair Value of Plan Assets of Underfunded Plans	0	0
Fair Value, Inputs, Level 2 [Member]
Large Cap Equity Funds	38	36
Small mid Cap Equity Funds	5	6
Other International Equity	25	27
Debt Securities Fixed Income	114	133
Cash, Money Market and Other	3	2
Pension Benefits Fair Value of Plan Assets of Underfunded Plans	185	204
Fair Value, Inputs, Level 3 [Member]
Large Cap Equity Funds	0	0
Small mid Cap Equity Funds	0	0
Other International Equity	0	0
Debt Securities Fixed Income	0	0
Cash, Money Market and Other	0	0
Pension Benefits Fair Value of Plan Assets of Underfunded Plans	$ 0	$ 0